Fair Value Measurement (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	$ 0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Hypothetical Change in Estimated Future Cash Flows	$ (200)